Document and Entity Information - Mar. 31, 2015 - shares	Total
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	24,621,897,967